Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
GOODWILL

NOTE 8 – GOODWILL

The following table set forth the changes in the carrying amount of the Company’s goodwill during the year ended December 31, 2025:

December 31,
2025
As of December 31, 2024	-
Additions	5,190
loss of control over discontinued operations	(5,190)
As of December 31, 2025	-